Identified Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization and impairments	$ 965	$ 1,171
Expected weighted average remaining life of identified intangibles	6 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected weighted average remaining life of identified intangibles	2 years